Stockholders' Equity (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	May 10, 2019 shares	May 02, 2019 shares	Sep. 14, 2018 shares	Aug. 10, 2018 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Oct. 12, 2020 USD ($) shares	Dec. 31, 2011 $ / shares shares	Sep. 18, 2009 $ / shares shares
Stockholders' Equity
Number of shares authorized to be repurchased									4,339,271
Aggregate purchase price | $									$ 31,100
Share issuance costs | $							$ 873	$ 169
Number of shares issued for one share under reverse stock split		0.0714
Common stock, shares outstanding before reverse stock split| shares		213,324,455
Shares outstanding		15,237,456			24,789,312	20,449,327	24,789,312
Agreed contribution from stockholder | $				$ 10,000
Number of shares issued upon refinancing of debt in exchange for debt reduction				7,095,877
Percentage of shares issued to lender to outstanding stock				47.50%
Shares issued and outstanding					24,789,312		24,789,312
Shares issued					24,789,312	24,788,598	24,789,312
Treasury shares						4,339,271
Authorized capital stock, common stock (in shares)					750,000,000	750,000,000	750,000,000				750,000,000
Authorized capital stock, par value of common stock (in dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01				$ 0.01
Authorized capital stock, preferred stock (in shares)					100,000,000	100,000,000	100,000,000				100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share) | $ / shares					$ 0.01	$ 0.01	$ 0.01				$ 0.01
Minimum net cash proceeds from common stock offerings, as a condition for payment of cash dividends | $						$ 50,000
Number of warrants issued to lenders					15,000,000		15,000,000	15,000,000		15,000,000
Exercise price of warrant (in dollars per share) | $ / shares										$ 7.00
Restricted stock
Stockholders' Equity
Shares issued and outstanding					216,276	215,562	216,276
Executive officers | Restricted stock
Stockholders' Equity
Shares granted	35,714		298,774
Manager's employees | Restricted stock
Stockholders' Equity
Shares granted	137,944
Forfeiture of shares	4,168					714
Vesting on December 31, 2019 | Restricted stock
Stockholders' Equity
Vesting period			15 months 15 days
Vesting on December 31, 2019 | Manager's employees | Restricted stock
Stockholders' Equity
Shares vested	66,888		149,386
Vesting on December 31, 2021 | Restricted stock
Stockholders' Equity
Vesting period			39 months 15 days
Vesting on December 31, 2021 | Manager's employees | Restricted stock
Stockholders' Equity
Shares vested	66,174		149,388			66,174
DIL
Stockholders' Equity
Proceeds from equity issuance | $					$ 17,300
Public Offering
Stockholders' Equity
Number of shares sold					9,418,080
Proceeds from equity issuance | $					$ 54,400
Share issuance costs | $					$ 900
The Royal Bank of Scotland
Stockholders' Equity
Number of shares authorized to be repurchased									2,517,013
Sphinx Investment Corp
Stockholders' Equity
Number of shares authorized to be repurchased									1,822,258